SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income (loss) per common share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

THREE MONTHS ENDED
MARCH 31, 2021
Redemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$5,729
Net Earnings	$5,729
Denominator: Weighted Average Redeemable class A Ordinary Shares
Redeemable Class A Common Stock, Basic and Diluted	23,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Share	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net income minus Redeemable Net Earnings
Net income	$8,734,669
Redeemable Net Earnings	5,729
Non-Redeemable Net income	$8,740,398
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,750,000
Income/Basic and Diluted Non-Redeemable Class B Ordinary Share	$1.52

FOR THE PERIOD FROM
AUGUST 20, 2020 (Inception)
THROUGH DECEMBER 31,
2020
Redemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$1,973
Income and Franchise Tax	—
Net Earnings	$1,973
Denominator: Weighted Average Redeemable class A Ordinary Shares
Redeemable Class A Common Stock, Basic and Diluted	23,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(12,971,424)
Redeemable Net Earnings	(1,973)
Non-Redeemable Net Loss	$(12,973,397)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	5,194,656
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(2.50)